Property and Equipment, net - Schedule of Property and Equipment (Details) - USD ($) - USD ($)	Sep. 30, 2019	Dec. 31, 2018
Property Plant And Equipment [Line Items]
Property and equipment, gross	$ 24,759,046	$ 22,702,401
Less: accumulated depreciation	(4,308,261)	(2,207,919)
Property and equipment, net	20,450,785	20,494,482
Office Equipment
Property Plant And Equipment [Line Items]
Property and equipment, gross	379,709	384,088
Electronic Equipment
Property Plant And Equipment [Line Items]
Property and equipment, gross	1,231,805	599,495
Vehicle
Property Plant And Equipment [Line Items]
Property and equipment, gross	75,164	77,460
Laboratory Equipment
Property Plant And Equipment [Line Items]
Property and equipment, gross	5,046,146	3,916,615
Manufacturing Equipment
Property Plant And Equipment [Line Items]
Property and equipment, gross	10,345,449	9,368,930
Leasehold Improvements
Property Plant And Equipment [Line Items]
Property and equipment, gross	4,801,850	4,607,975
Construction in Progress
Property Plant And Equipment [Line Items]
Property and equipment, gross	$ 2,878,923	$ 3,747,838